Net Interest Income - Summary of Net Interest Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Interest Income [Abstract]
Interest income on loans	€ 18,284	€ 18,407	€ 19,185
Interest income on impaired loans	54	69	42
Negative interest on liabilities	500	175	64
Total interest income on loans	18,838	18,651	19,291
Interest income on available-for-salesecurities	1,340	1,659	1,785
Interest income on held-to-maturity securities	154	97	101
Interest income on trading derivatives	16,108	16,081	17,130
Interest income on other trading portfolio	1,028	728	677
Interest income on non-trading derivatives (no hedge accounting)	594	623	788
Interest income on non-trading derivatives (hedge accounting)	5,690	6,213	6,394
Other interest income	138	130	155
Interest income	43,890	44,182	46,321
Interest expense on deposits from banks	301	283	302
Interest expense on customer deposits	2,664	3,160	4,177
Interest expense on debt securities	2,054	2,290	2,535
Interest expense on subordinated loans	784	816	901
Interest expense on trading derivatives	16,117	16,263	17,405
Interest expense on other trading liabilities	744	210	207
Interest expense on non-trading derivatives (no hedge accounting)	895	652	652
Interest expense on non-trading derivatives (hedge accounting)	5,946	6,720	7,181
Other interest expense	331	363	360
Negative interest on assets	407	184	40
Interest expense	30,243	30,941	33,760
Net interest income	€ 13,647	€ 13,241	€ 12,561